CONDENSED CONSOLIDATED BALANCE SHEETS	Sep. 30, 2021 USD ($)
Current Assets
Cash	$ 797,602
Prepaid expenses	454,364
Total current assets	1,251,966
Other assets	178,020
Cash and marketable securities held in Trust Account	316,270,386
Total assets	317,700,372
Current liabilities
Accounts payable and accrued expenses	545,835
Total current liabilities	545,835
Warrant liability	23,591,000
Deferred underwriting fee payable	11,068,750
Total liabilities	35,205,585
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none outstanding
Accumulated deficit	(33,776,390)
Total Stockholders' Equity	(33,775,599)
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY	317,700,372
Class A Common Stock Subject to Redemption
Current liabilities
Common Stock subject to possible redemption, 31,625,000 and 0 shares, at September 30, 2021 and December 31, 2020, respectively, at redemption value	316,270,386
Class B Common Stock
Stockholders' Equity
Common stock	$ 791	[1]

[1]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 share of Class B common stock for each share of Class B common stock outstanding on February 25, 2021.